CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended		195 Months Ended	203 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Cash Flows From Operating Activities
Net loss for the period	$ (566,344)	$ (3,782,688)	$ (4,627,338)	$ (2,302,083)	$ (22,400,600)	$ (22,966,944)
Adjustments to reconcile net loss to cash used in operating activities
Depreciation and amortization		22,001	27,897	17,738	145,126	145,126
Stock compensation expense on stock option grants	55,660		393,557		1,568,352	1,624,012
Expenses satisfied with issuance of common stock		24,500	243,254	210,000	1,202,054	1,202,054
Expenses satisfied with transfer of marketable securities					33,903	33,903
Imputed interest on loan payable - related parties					1,560	1,560
Write-off of mineral property assets			67,357		240,338	240,338
Adjustment for spin-off of Aurora Metals (BVI) Limited					316,498	316,498
Loss on disposal of subsidiary		2,757,511	2,757,511		2,757,511	2,757,511
Realized loss on investments					37,971	37,971
Gain on sale of rights to Matupa agreement (net)					(80,237)	(80,237)
(Gain) loss on extinguishment of liabilities/debt	(94,860)				1,014,465	919,605
Foreign exchange (gain) loss related to notes payable					(24,534)	(24,534)
Change in operating assets and liabilities
Decrease (Increase) in receivables and other assets					(206,978)	(206,978)
(Increase) decrease in prepaid expenses and other assets		(7,016)	20,344	54,449	(20,459)	(20,459)
Increase (decrease) in accounts payable and accrued expenses (including related party)	224,063	(732)	55,343	(403,216)	1,107,051	1,331,114
Net Cash Used in Operating Activities	(381,481)	(986,424)	(1,062,075)	(2,423,112)	(14,307,979)	(14,689,460)
Cash Flows From Investing Activities
Purchase of equipment				(17,800)	(205,348)	(205,348)
Proceeds on disposal of equipment					16,761	16,761
Payment for mineral property Reclamation Bonds		80,000	80,000	(325,221)	(245,221)	(245,221)
Proceeds from disposition of marketable securities					32,850	32,850
Acquisition of mineral property costs and related equipment				(500,000)	(672,981)	(672,981)
Payment for incorporation cost					(11,511)	(11,511)
Net Cash Provided by (Used in) Investing Activities		80,000	80,000	(843,021)	(1,085,450)	(1,085,450)
Cash Flows From Financing Activities
Proceeds from common stock less issuance costs	96,473	167,100	507,100	3,895,000	14,044,439	14,140,912
Loan proceeds from related party					289,000	289,000
Net proceeds from (payments on) convertible notes and loans				(500,000)	969,252	969,252
Net proceeds from (payments on) advances payable		257,000	45,000	(50,000)	45,000	45,000
Net proceeds from (payments on) advances payable - related parties	50,000		92,000	(50,000)	92,000	142,000
Net Cash Provided by Financing Activities	146,473	424,100	644,100	3,295,000	15,439,691	15,586,164
Effect of Exchange Rate Changes on Cash	(1,177)	(3,565)	(3,790)	(6,633)	191,164	189,987
(Decrease) Increase in Cash	(236,185)	(485,889)	(341,765)	22,234	237,426	1,241
Cash at Beginning of Period	237,426	579,191	579,191	556,957
Cash at End of Period	$ 1,241	$ 93,302	$ 237,426	$ 579,191	$ 237,426	$ 1,241